Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue from Continuing Operations

The following table provides the Company’s revenue from continuing operations disaggregated by the timing of revenue recognition:

	Year Ended December 31,
(In thousands)	2024	2023
Transferred at a point-in-time	$18	$—
Total revenue	$18	$—

The following table provides the Company’s revenue from continuing operations disaggregated by revenue type:

	Year Ended December 31,
(In thousands)	2024	2023
Hemp-derived beverages	$18	$—
Total revenue	$18	$—